RELATED PARTY TRANSACTIONS	12 Months Ended
Aug. 31, 2021
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

10. RELATED PARTY TRANSACTIONS

All amounts receivable and amounts payable owing to or from related parties are non-interest bearing with no specific terms of repayment. Transactions with related parties are in the normal course of business and are recorded at consideration established and agreed to by the parties. Transactions with related parties are as follows:

(a) During the year ended August 31, 2021, $858 (August 31, 2020 - $313) was paid or accrued to independent directors for directors' fees and services.

(b) During the year ended August 31, 2021, the Company paid or accrued payments of $57 (August 31, 2020 - $54) from West Vault Mining Inc., for accounting and administrative services. During the year the Company's former President, CEO and Board Member Michael Jones resigned from all positions at both the Company and West Vault Mining leaving the Company and West Vault Mining with one officer in common at year end.

(c) In May 2018, Deepkloof made a strategic investment in the Company by way of participation in a public offering and a private placement. Through the terms of the May 2018 private placement, HCI acquired a right to nominate one person to the board of directors of the Company and a right to participate in future equity financings of the Company to maintain its pro-rata interest. HCI has exercised its right to nominate one person to the board of directors. A summary of HCI's share acquisitions form the Company follows:

Common Shares Acquired from the Company by HCI
Date	Placee	Shares	Price USD	Acquisition Method
May 2018	Deepkloof	2,490,900	$1.50	Prospectus Offering
May 2018	Deepkloof	1,509,099	$1.50	Private Placement
February 2019	Deepkloof	2,141,942	$1.33	Private Placement
April 2019	Deepkloof	177,000	$1.70	Exercise of Warrants
June 2019	Deepkloof	80,000	$1.70	Exercise of Warrants
June 2019	Deepkloof	1,111,111	$1.17	Private Placement
August 2019	Deepkloof	6,940,000	$1.32	Private Placement
August 2019	Deepkloof	2,856,000	$1.25	Prospectus Offering
December 2019	Deepkloof	1,612,931	$1.24	Private Placement
June 2020	Deepkloof	500,000	$1.40	Private Placement
October 2020	Deepkloof	1,146,790	$2.18	Private Placement
December 2020	Deepkloof	1,121,076	$2.23	Private Placement
		21,686,849

During 2018 and 2019, HCI also acquired 663,005 shares of the Company in the public market. During the year ended August 31, 2021 HCI reported the sale of 1,052,328 common shares of the Company. At August 31, 2021, HCI's ownership of the Company was reported at 21,297,526 common shares, representing a 28.33% interest in the Company.

Key Management Compensation

The remuneration the CEO, CFO and other key management personnel and the directors during the years ended August 31, 2021 to 2019 is as follows:

Year ended	August 31, 2021	August 31, 2020	August 31, 2019
Salaries	$1,236	$916	$927
Severance[1]	828	-	-
Directors fees	241	261	171
Share-based payments - management	2,556	907	393
Share-based payments - directors	617	52	155
Total	$5,478	$2,136	$1,646

[1]During the year, the Company's former President and CEO resigned from the Company.